Commitments and Contingencies Disclosure: Lessee, Operating Lease, Schedule (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Details
Operating lease liabilities, due current	$ 19,700
Operating lease liabilities, next year	6,660
Operating lease liabilities, 2 years	26,360
Total lease	1,764
Less amounts representing interest, lease payments	24,596
Current lease obligations	18,072
Long-term lease obligations	$ 6,524